SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity
A summary of employees and directors option activity under the Company's Stock Option Plans as of December 31, 2016, 2015 and 2014 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	5,201,661	$16.51	3.06	$2,748
Granted	2,772,300	12.94
Exercised	(139,400)	12.18
Expired	(416,523)	17.06
Forfeited	(1,389,150)	19.09

Outstanding at December 31, 2016	6,028,888	$14.33	3.27	$5,070

Exercisable at December 31, 2016	2,014,403	$15.28	1.85	$597

Vested and expected to vest at December 31, 2016	5,475,668	$14.44	3.16	$4,236

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	4,702,920	$15.54	3.22	$30,474
Granted	1,562,000	18.96
Exercised	(600,393)	14.57
Expired	(160,000)	16.92
Forfeited	(302,866)	17.76

Outstanding at December 31, 2015	5,201,661	$16.51	3.06	$2,748

Exercisable at December 31, 2015	1,791,130	$15.32	1.91	$1,578

Vested and expected to vest at December 31, 2015	4,878,629	$16.44	2.99	$2,655

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	7,073,511	$11.74	2.62	$44,716
Granted	1,239,375	17.14
Exercised	(3,058,966)	7.35
Expired	-	-
Forfeited	(551,000)	14.83

Outstanding at December 31, 2014	4,702,920	$15.54	3.22	$30,474

Exercisable at December 31, 2014	1,265,300	$15.57	1.58	$8,161

Vested and expected to vest at December 31, 2014	4,320,142	$15.99	3.14	$26,033

Summary of Stock Options Outstanding by Exercise Price Range
The options outstanding under the Company's Stock Option Plans as of December 31, 2016, 2015 and 2014 have been separated into ranges of exercise price as follows:

December 31, 2016
Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$10.08-14.74	4,190,733	3.66	13.38	982,890	13.97
$15.09-19.30	1,793,905	2.37	16.34	1,031,513	16.52
$20.62-23.66	44,250	3.47	22.81	-	-

	6,028,888			2,014,403

December 31, 2015
Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$12.18-14.74	1,861,208	2.98	13.91	863,792	13.56
$15.09-19.30	2,557,703	2.67	16.69	927,338	16.96
$20.62-23.66	782,750	4.53	22.10	-	-

	5,201,661			1,791,130

December 31, 2014
Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$7.65	60,350	0.25	7.65	60,350	7.65
$11.94-14.47	1,861,533	3.32	13.58	334,200	12.19
$15.09-19.30	2,781,037	3.21	17.03	870,750	17.41

	4,702,920			1,265,300

Summary of RSU Activity
The following table summarizes information relating to RSUs, as well as changes to such awards during 2016:

Year ended December 31,
2016
Number in thousands

Outstanding at January 1, 2016	818,364
Granted	743,188
Vested	(154,633)
Forfeited	(123,989)

Outstanding as of December 31, 2016	1,282,930

Summary of Stock-Based Compensation Expense
Stock-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$180	$141	$79
Research and development, net	3,339	2,456	1,421
Sales and marketing	5,661	4,098	2,950
General and administrative	2,340	2,634	2,932

Total expenses	$11,520	$9,329	$7,382